Goodwill And Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Other Intangible Assets
Amortization expense for definite-life intangible assets for the year	$ 5,186	$ 2,728	$ 500
Estimated amortization expense in 2017	4,612
Estimated amortization expense in 2018	3,573
Estimated amortization expense in 2019	2,516
Estimated amortization expense in 2020	2,038
Estimated amortization expense in 2021	1,563
Write-offs of fully amortized finite-lived intangible assets	$ 117	$ 1,483
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	8 years 6 months
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	9 years 2 months 12 days
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	4 years 2 months 12 days